INTERESTS IN ASSOCIATES - Reconciliation of changes in interest in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in interest in associates
Balance at the beginning of the period	$ 4,092	$ 3,806
Investment in new affiliates	612	2,188
Return of investment in associates (Note d)		(1,554)
Add: Share of profit of associates		173
Less: Unrealized gain from sales to associates		(242)
Less: Dividends received from the associates	(427)	(415)
Less: Disposal of associates	(2,038)
Exchange difference	327	136
Balance at the end of the period	$ 2,566	$ 4,092